UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



          Report for the Calendar Year or Quarter Ended March 31, 2005

Check here if Amendment:           |X|; Amendment Number: 1

This Amendment (Check only one):   |X| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Hoplite Capital Management, LLC

Address:  810 Seventh Avenue, 39th Floor
          New York, New York 10019

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     John T. Lykouretzos
Title:    Managing Member
Phone:   (646) 428-0900


Signature, Place and Date of Signing:


/s/John T. Lykouretzos        New York, New York               May 18, 2005
----------------------        ------------------            --------------------
     [Signature]                 [City, State]                     [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      29

Form 13F Information Table Value Total: $258,417
                                       (thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                                                                 FORM 13F INFORMATION TABLE


COLUMN 1                       COLUMN  2          COLUMN 3     COLUMN 4            COLUMN 5      COLUMN 6  COLUMN 7    COLUMN 8

                               TITLE                         VALUE   SHRS OR   SH/  PUT/   INVESTMENT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS          CUSIP      (X$1000) PRN AMT   PRN  CALL   DISCRETION  MGRS   SOLE      SHARED  NONE
--------------                 --------          -----      -------- -------   ---  ----   ----------  ----   ----      ------  ----
AMR CORP                            COM          001765106    8,374    782,600 SH          SOLE        NONE     782,600
ACCREDITED HOME LENDRS HLDG         COM          00437P107    3,623    100,000 SH          SOLE        NONE     100,000
BERKSHIRE HATHAWAY INC DEL          CL A         084670108      174          2 SH          SOLE        NONE           2
CIGNA CORP                          COM          125509109   18,101    202,700 SH          SOLE        NONE     202,700
CAPITAL ONE FINL CORP               COM          14040H105   15,515    207,500 SH          SOLE        NONE     207,500
DST SYS INC DEL                     COM          233326107   18,749    406,000 SH          SOLE        NONE     406,000
DELTA PETE CORP                     COM          247907207    7,399    508,900 SH          SOLE        NONE     508,900
DOWNEY FINL CORP                    COM          261018105    7,710    125,300 SH          SOLE        NONE     125,300
DUN & BRADSTREET CORP DEL NEW       COM          26483E100   15,449    251,400 SH          SOLE        NONE     251,400
EMBRAER-EMPRESA BRASIEIRA D    SP ADR PFD SHS    29081M102    8,946    285,800 SH          SOLE        NONE     285,800
FTD GROUP INC                       COM          30267U108    1,212    100,000 SH          SOLE        NONE     100,000
FIDELITY NATL FINL INC              COM          316326107    8,862    269,026 SH          SOLE        NONE     269,026
FIRST ADVANTAGE CORP                COM          31845F100    1,050     50,000 SH          SOLE        NONE      50,000
GOLDEN WEST FINL CORP DEL           COM          381317106    9,148    151,200 SH          SOLE        NONE     151,200
HUDSON CITY BANCORP                 COM          443683107    1,279     35,000 SH          SOLE        NONE      35,000
ITT EDUCATIONAL SERVICES INC        COM          45068B109   18,726    386,100 SH          SOLE        NONE     386,100
INSTINET GROUP INC                  COM          457750107   10,429  1,773,700 SH          SOLE        NONE   1,773,700
INTERNATIONAL GAME TECHNOLOG        COM          459902102    3,759    141,000 SH          SOLE        NONE     141,000
LEHMAN BROS HLDGS INC               COM          524908100    8,691     92,300 SH          SOLE        NONE      92,300
MORGAN STANLEY                    COM NEW        617446448    6,870    120,000 SH          SOLE        NONE     120,000
PEP BOYS MANNY MOE & JACK           COM          713278109    9,572    544,500 SH          SOLE        NONE     544,500
PIONEER NAT RES CO                  COM          723787107   11,214    262,500 SH          SOLE        NONE     262,500
SEACOR HOLDINGS INC                 COM          811904101   10,519    165,000 SH          SOLE        NONE     165,000
SUNOCO INC                          COM          86764P109       12        300 SH   PUT    SOLE        NONE         300
TEMPUR PEDIC INTL INC               COM          88023U101    7,315    392,000 SH          SOLE        NONE     392,000
TESCO CORP                          COM          88157K101   12,706  1,098,200 SH          SOLE        NONE   1,098,200
VALERO ENERGY CORP NEW              COM          91913Y100       35        880 SH   PUT    SOLE        NONE         880
WELLPOINT INC                       COM          94973V107   14,591    116,400 SH          SOLE        NONE     116,400
TRANSOCEAN INC                      ORD          G90078109   18,387    357,300 SH          SOLE        NONE     357,300








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